Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Abstract]
Statutory tax rate	33.58%	30.62%	34.60%
Net operating loss carryforwards (in Yen)	¥ 77,438	¥ 30,426